UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ranger International Management, LP

Address:   273 Market Square
           Lake Forest, IL 60045


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   William R. Andersen
Title:  Authorized Signatory
Phone:  (847) 615-1085

Signature,  Place,  and  Date  of  Signing:

/s/ William R. Andersen            Lake Forest, Illinois              1/25/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              84

Form 13F Information Table Value Total:  $      121,400
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
ACM Income Fd                  COM            01881e101      642    79300 SH       SOLE                 79300      0    0
AG Mortgage Investment Trust   COM            001228105      913    38900 SH       SOLE                 38900      0    0
AT&T Corp.(New)                COM            00206r102     5866   174015 SH       SOLE                174015      0    0
American Capital Mortgage Inve COM            02504a104      754    31977 SH       SOLE                 31977      0    0
American Realty Capital Trust  COM            02917L101     3991   345811 SH       SOLE                345811      0    0
Annaly Capital Management      COM            035710409     4640   330458 SH       SOLE                330458      0    0
Apollo Residential Mtg         COM            03763v102     1353    67021 SH       SOLE                 67021      0    0
Apollo Sr Floating Rt Fd       COM            037636107      596    31772 SH       SOLE                 31772      0    0
Arlington Asset Investment Cor COM            041356205      501    24116 SH       SOLE                 24116      0    0
BAE Systems                    COM            05523r107      127     5690 SH       SOLE                  5690      0    0
Blackrock Floating Rate Income COM            09255x100      533    35190 SH       SOLE                 35190      0    0
Blackrock Muniassets Fund Inc  COM            09254j102      647    46500 SH       SOLE                 46500      0    0
Boardwalk Pipeline Ptnrs       COM            096627104      607    24387 SH       SOLE                 24387      0    0
British American Tobacco PLC   COM            110448107     1081    10675 SH       SOLE                 10675      0    0
Brookfield Asset Mgmt Ltd      COM            112585104       25      683 SH       SOLE                   683      0    0
Brookfield Infra Partners      COM            g16252101     3066    86986 SH       SOLE                 86986      0    0
CYS Investments Inc            COM            12673a108      886    75050 SH       SOLE                 75050      0    0
Canadian Nat Resources         COM            136385101      152     5266 SH       SOLE                  5266      0    0
Capstead Mtg Corp no Par       COM            14067e506      555    48400 SH       SOLE                 48400      0    0
Caterpillar Inc.               COM            149123101       38      425 SH       SOLE                   425      0    0
Chesapeake Granite Wash Trust  COM            165185109      238    14380 SH       SOLE                 14380      0    0
Coca Cola Co.                  COM            191216100      138     3798 SH       SOLE                  3798      0    0
Cohen & Steers Quality Income  COM            19247l106      527    51900 SH       SOLE                 51900      0    0
Covidien PLC                   COM            G2554F113       36      630 SH       SOLE                   630      0    0
Credit Suisse Group            COM            225401108      184     7485 SH       SOLE                  7485      0    0
Diamond Offshore Drilling      COM            25271c102     4642    68302 SH       SOLE                 68302      0    0
Ellington Financial Inc        COM            288522303      877    39049 SH       SOLE                 39049      0    0
Energy Trans Equity LP         COM            29273v100      451     9912 SH       SOLE                  9912      0    0
Energy Transfer Partners       COM            29273R109     5002   116519 SH       SOLE                116519      0    0
Federated Investors Inc        COM            314211103     3888   192214 SH       SOLE                192214      0    0
First Tr Sr Floating Rate Inco COM            33733u108      466    30700 SH       SOLE                 30700      0    0
France Telecom SA              COM            35177q105      103     9295 SH       SOLE                  9295      0    0
Freeport-McMoran Cp & Gld      COM            35671D857       48     1402 SH       SOLE                  1402      0    0
General Electric               COM            369604103       17      802 SH       SOLE                   802      0    0
Golar LNG Partners LP          COM            y2745c102       86     2897 SH       SOLE                  2897      0    0
HSBC Holdings PLC              COM            404280406      262     4940 SH       SOLE                  4940      0    0
Health Care Reit Inc           COM            42217k106     4762    77692 SH       SOLE                 77692      0    0
Hutchison Port Hldgs USD Sedol COM            h025369        232   294000 SH       SOLE                294000      0    0
ING Prime Rate Tr Sh Ben Int   COM            44977w106     1062   171000 SH       SOLE                171000      0    0
Imperial Tobacco Group PLC     COM            453142101      387     4999 SH       SOLE                  4999      0    0
Invesco Van Kampen Dynamic Cre COM            46132r104      725    58100 SH       SOLE                 58100      0    0
Invesco Van Kampen Senior Inco COM            46131h107      989   190986 SH       SOLE                190986      0    0
Johnson & Johnson              COM            478160104       70      999 SH       SOLE                   999      0    0
KKR Financial Hldg Dela        COM            48248a306     3584   339436 SH       SOLE                339436      0    0
Kimberly-Clark                 COM            494368103      217     2567 SH       SOLE                  2567      0    0
Kinder Morgan Energy Partners  COM            494550106     4540    56901 SH       SOLE                 56901      0    0
MCG Capital Group              COM            58047P107       97    21100 SH       SOLE                 21100      0    0
McDonald's Corp.               COM            580135101      139     1575 SH       SOLE                  1575      0    0
National Retail Properties Inc COM            637417106     5035   161382 SH       SOLE                161382      0    0
Nestles ADR                    COM            641069406      438     6715 SH       SOLE                  6715      0    0
Novartis AG - ADR              COM            66987V109     2670    42178 SH       SOLE                 42178      0    0
Novo Nordisk AS                COM            670100205      423     2589 SH       SOLE                  2589      0    0
Nuveen Float Rate Incm Fund    COM            67072t108      656    53850 SH       SOLE                 53850      0    0
Nuveen Floating Rate Income    COM            67090n109      193    15000 SH       SOLE                 15000      0    0
Nuveen Multi Strategy Income   COM            67073d102     1264   131000 SH       SOLE                131000      0    0
Oracle Corp.                   COM            68389X105       69     2069 SH       SOLE                  2069      0    0
Pennantpark Investment Corp    COM            708062104      202    18400 SH       SOLE                 18400      0    0
PennyMac Mtg Inv Tr            COM            70931t103     6795   268702 SH       SOLE                268702      0    0
Philip Morris Intl Inc         COM            718172109     3889    46498 SH       SOLE                 46498      0    0
Plains All American Pipeline L COM            726503105     6335   140023 SH       SOLE                140023      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Posco ADR                      COM            693483109      151     1837 SH       SOLE                  1837      0    0
Pt Bank Mandiri Persero TBK    COM            69367u105      297    35480 SH       SOLE                 35480      0    0
Regal Entertainment Group      COM            758766109     4798   343920 SH       SOLE                343920      0    0
Royce Value Trust Inc          COM            780910105      257    19145 SH       SOLE                 19145      0    0
Samsung SEDOL 4942818          COM            s012367        283      401 SH       SOLE                   401      0    0
Sandridge Mississippian Tr I   COM            80007t101      978    59510 SH       SOLE                 59510      0    0
Sandridge Mississippian Tr II  COM            80007v106      239    14680 SH       SOLE                 14680      0    0
Sanofi Aventis                 COM            80105n105      378     7974 SH       SOLE                  7974      0    0
Sap Aktiengesell               COM            803054204      235     2922 SH       SOLE                  2922      0    0
Seadrill Ltd                   COM            g7945e105      110     3000 SH       SOLE                  3000      0    0
Southern Co.                   COM            842587107     2971    69391 SH       SOLE                 69391      0    0
Starwood Property Trust Inc    COM            85571b105     3474   151298 SH       SOLE                151298      0    0
TC Pipelines LP                COM            87233q108     3158    78236 SH       SOLE                 78236      0    0
Taiwan Semi ADR                COM            874039100       90     5260 SH       SOLE                  5260      0    0
Teekay LNG Partners LP         COM            y8564m105     4208   111377 SH       SOLE                111377      0    0
Telstra Corp LTD               COM            87969n204      159     6987 SH       SOLE                  6987      0    0
Teva Pharm                     COM            881624209       30      795 SH       SOLE                   795      0    0
Two Harbors Investment Corp    COM            90187b101      739    66700 SH       SOLE                 66700      0    0
Unilever ADR                   COM            904784709      444    11599 SH       SOLE                 11599      0    0
Veripos Private Placement Subs COM            v006918          1      473 SH       SOLE                   473      0    0
Verizon Communications         COM            92343V104     4203    97138 SH       SOLE                 97138      0    0
Vodafone Group PLC             COM            92857w209     4881   193767 SH       SOLE                193767      0    0
Wells Fargo                    COM            949746101       96     2805 SH       SOLE                  2805      0    0
iShares Lehman Bd FD 20 year T COM            464287432      509     4200 SH       SOLE                  4200      0    0


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